Segment Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net (loss) income:	$ (1,227,505)	$ (265,173)	$ (2,847,330)	$ (227,453)	$ (693,681)	$ 378,859
Assets:	7,538,623		7,538,623		6,480,395	7,919,985
Revenues:					2,364,128	2,526,626
Flexshopper
Segment Reporting Information [Line Items]
Net (loss) income:					(655,474)
Assets:					718,896
Revenues:					119
Anchor
Segment Reporting Information [Line Items]
Net (loss) income:					(38,207)	378,859
Assets:					5,761,499	7,919,985
Revenues:					$ 2,364,009	$ 2,526,626